Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Ship Construction Contracts
Schedule of other commitments

Year	Amount
2020	$556,784
2021	279,254
2022	1,595,262
2023	1,439,097
2024	888,790
Thereafter	829,303
Total minimum annual payments	$5,588,490

Port Facility Commitments
Schedule of other commitments

Year	Amount
2020	$79,418
2021	67,671
2022	68,049
2023	70,100
2024	75,112
Thereafter	1,726,575
Total port facility future commitments	$2,086,925